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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment; |_|   Amendment Number:

   This Amendment (Check only one.): |_| is a restatement.
                                     |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:    McCarthy Group Advisors, L.L.C.
Address: 1125 South 103rd Street, Suite 250
         Omaha, Nebraska
         68124

Form 13F File Number: 28-10977

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrea McMahon
Title: Treasurer
Phone: (402) 393-1300

Signature, Place, and Date of Signing:


/s/ Andrea McMahon                          Omaha, Nebraska          11/13/06
------------------------------------   ------------------------   -------------
          [Signature]                       [City, State]             [Date]

Report type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

|_| 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28- __________________   _________________________________
     [Repeat as necessary.]

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   136

Form 13F Information Table Value Total:   $295,306
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number   Name

     NONE   28-10990               MGA Holdings, L.L.C.

     [Repeat as necessary.]

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McCarthy Group Advisors, L.L.C.
FORM 13F
                         30-Sep-06

                                                                                                               VOTING AUTHORITY
                                TITLE OF                  VALUE   SHARES/  SH/  PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                    CLASS       CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------  --------  ------------  --------  -------  ---  ----  ----------  --------  ------  ------  -----
Abbott Laboratories             COM       002824100       2894      59598  SH           Defined              58898            700
Alleghany Corp Del              COM       017175100        454       1572  SH           Defined               1572
Alltel Corp                     COM       020039103       5565     100266  SH           Defined              95237           5029
American Equity Invt Life       COM       025676206       1252     102025  SH           Defined             101350            675
American Express Co             COM       025816109       5245      93520  SH           Defined              90825           2695
Amer Intl Group Inc             COM       026874107       6137      92624  SH           Defined              88999           3625
American States Water Co.       COM       029899101        811      21205  SH           Defined              21205
Anadarko Petroleum              COM       032511107        430       9800  SH           Defined               9800
Anheuser Busch Cos Inc          COM       035229103       1400      29458  SH           Defined              29458
Apria Healthcare Group Inc.     COM       037933108       1441      73018  SH           Defined              71578           1440
Applied Materials Inc           COM       038222105       2478     139752  SH           Defined             135117           4635
Automatic Data Process          COM       053015103       3021      63815  SH           Defined              62915            900
Berkshire Hathaway, Inc. Cl A   COM       084670108        287          3  SH           Defined                  3
Berkshire Hathaway Inc Cl B     COM       084670207       8960       2823  SH           Defined               2650            173
Boston Scientific Corp.         COM       101137107       4496     304000  SH           Defined             289700          14300
CVS Corp                        COM       126650100       2833      88200  SH           Defined              85800           2400
Caremark Rx Inc                 COM       141705103       1767      31178  SH           Defined              28496           2682
Carriage Services Inc           COM       143905107       2027     434950  SH           Defined             434950
Celadon Group Inc               COM       150838100        310      18651  SH           Defined              18651
Citigroup Inc                   COM       172967101       1910      38450  SH           Defined              38450
Coca-Cola Co                    COM       191216100       1647      36862  SH           Defined              33257           3605
Conmed Corp                     COM       207410101       1958      92754  SH           Defined              91384           1370
Convergys Corp                  COM       212485106       2519     121964  SH           Defined             114005           7959
Corinthian Colleges             COM       218868107       2132     197260  SH           Defined             191102           6158
DuPont (EI) De Nemours          COM       263534109        300       7000  SH           Defined               7000
Emerson Electric Co             COM       291011104        886      10568  SH           Defined              10068            500
Fair Isaac & Co Inc             COM       303250104       2859      78187  SH           Defined              75777           2410
Freddie Mac                     COM       313400301       3063      46180  SH           Defined              45680            500
Federated Investors Inc Pa CL   COM       314211103       2072      61270  SH           Defined              57700           3570
Fifth Third Bancorp             COM       316773100        793      20812  SH           Defined              19712           1100
First Data Corp                 COM       319963104       7361     175263  SH           Defined             167127           8136
Gannett Co Inc                  COM       364730101        807      14195  SH           Defined              13795            400
Genl Electric Co                COM       369604103       2830      80164  SH           Defined              79039           1125
Gevity HR Inc                   COM       374393106       2999     131671  SH           Defined             127784           3887
HNI Corp.                       COM       404251100        316       7599  SH           Defined               7599
Haemonetics Corporation         COM       405024100       1231      26300  SH           Defined              26300
Hanover Insurance Group, Inc.   COM       410867105       1457      32637  SH           Defined              31077           1560
Health Mgmt Assoc Inc CL A      COM       421933102       1015      48565  SH           Defined              46965           1600
Henry Jack & Assoc Inc          COM       426281101       3578     164207  SH           Defined             158297           5910
Horace Mann Educators           COM       440327104       1912      99438  SH           Defined              96072           3366
International Speedway CL A     COM       460335201       2755      55275  SH           Defined              54546            729
Intervoice, Inc.                COM       461142101         82      12900  SH           Defined              12900
Intuit, Inc.                    COM       461202103       1033      32194  SH           Defined              28506           3688
iShares Lehman Treas Inflation  COM       464287176        373       3689  SH           Defined               1429           2260
iShares Lehman Aggregate Bond   COM       464287226       1422      14200  SH           Defined              10541           3659
iShares Lehman 1-3 Year Treasu  COM       464287457       1752      21807  SH           Defined              10760          11047
IShares Russell 1000 Value      COM       464287598       3094      40150  SH           Defined              40150
Ishares S & P Small Cap 600     COM       464287804        460       7500  SH           Defined               7500
iShares Russell Microcap Index  COM       464288869        603      11300  SH           Defined              11300
Jackson Hewitt Tax Service      COM       468202106       2643      88084  SH           Defined              86653           1431
Johnson & Johnson               COM       478160104       8125     125122  SH           Defined             118168           6954
Kaydon Corp.                    COM       486587108       2177      58804  SH           Defined              58239            565
Kimberly Clark Corp             COM       494368103       2954      45190  SH           Defined              45190
Lancaster Colony Corp           COM       513847103       2834      63314  SH           Defined              63314
Leggett & Platt                 COM       524660107       2818     112572  SH           Defined             112572
Macrovision Corp                COM       555904101       1615      68162  SH           Defined              68162
Mediware Information System In  COM       584946107        257      32700  SH           Defined              32700
Merck & Co                      COM       589331107        621      14825  SH           Defined              13427           1398
Microsoft Corp                  COM       594918104       6461     236252  SH           Defined             227221           9031
Mohawk Industries Inc.          COM       608190104        597       8025  SH           Defined               7635            390
Moodys Corp                     COM       615369105       1580      24166  SH           Defined              22866           1300
National City Corp.             COM       635405103        536      14650  SH           Defined              14650
Newfield Exploration Cos        COM       651290108        995      25816  SH           Defined              24244           1572
Novell Inc                      COM       670006105       2173     356279  SH           Defined             331284          24995
Old Republic Int'l Corp         COM       680223104        528      23860  SH           Defined              23860
Omnicare Inc                    COM       681904108        360       8360  SH           Defined               7865            495


Packeteer Inc.                  COM       695210104       1516     176075  SH           Defined             176075
Pentair Inc                     COM       709631105       1836      70085  SH           Defined              68685           1400
Pepsico Inc                     COM       713448108       5957      91281  SH           Defined              87782           3499
Per-Se Technologies             COM       713569309       3909     171394  SH           Defined             166375           5019
Pfizer Inc                      COM       717081103       7026     247727  SH           Defined             230134          17593
Procter & Gamble Co             COM       742718109        276       4455  SH           Defined               4455
Redwood Trust, Inc.             COM       758075402       2950      58561  SH           Defined              55181           3380
Republic Services Inc           COM       760759100       1384      34424  SH           Defined              32699           1725
Schering Plough Corp            COM       806605101       1600      72421  SH           Defined              68511           3910
Scotts Miracle-Gro Co. Class A  COM       810186106       2093      47053  SH           Defined              43597           3456
Stewart Enterprises Inc Cl. A   COM       860370105        505      86205  SH           Defined              82807           3398
Strayer Education Inc.          COM       863236105       3604      33306  SH           Defined              32126           1180
Sun Hydraulics Corp             COM       866942105        345      16832  SH           Defined              16832
3Com Corporation                COM       885535104       3070     696063  SH           Defined             676868          19195
Toro Co                         COM       891092108       2072      49134  SH           Defined              48924            210
Triad Guaranty Inc.             COM       895925105       1927      37664  SH           Defined              37664
Tuesday Morning Corp            COM       899035505       1869     134640  SH           Defined             130285           4355
Tyco Intl Ltd                   COM       902124106       6312     225524  SH           Defined             214102          11422
U.S. Bancorp                    COM       902973304        212       6373  SH           Defined               6373
Wabtec Corp                     COM       929740108        472      17380  SH           Defined              17380
Wal Mart Stores Inc             COM       931142103       9076     184032  SH           Defined             174792           9240
Wash Mutual Inc                 COM       939322103       3651      83991  SH           Defined              78876           5115
Waste Connections Inc           COM       941053100       2336      61622  SH           Defined              59741           1881
Wells Fargo Corporation         COM       949746101        710      19635  SH           Defined              19635
Wiley John & Sons Inc Cl A      COM       968223206       1078      29946  SH           Defined              29946
Wm. Wrigley Jr.                 COM       982526105       7271     157850  SH           Defined             148925           8925
Dun & Bradstreet Corporation    COM       26483E100       3773      50309  SH           Defined              48114           2195
Realogy Corp.                   COM       75605e100        820      36172  SH           Defined              34991           1181
AmerisourceBergen Corp          COM       03073e105       1509      33392  SH           Defined              30428           2964
Actuant Corp Cl A New           COM       00508x203        522      10420  SH           Defined              10420
Advisory Board Co               COM       00762w107       2305      45630  SH           Defined              43342           2288
Avid Technology Inc.            COM       05367p100       1274      34980  SH           Defined              34980
Cabot Microelectronics Corp     COM       12709p103       1804      62595  SH           Defined              61004           1591
Cardinal Health Inc             COM       14149Y108       1897      28855  SH           Defined              28355            500
Compass Minerals International  COM       20451n101       4531     160048  SH           Defined             152783           7265
ConocoPhillips                  COM       20825c104       3795      63757  SH           Defined              62817            940
Devon Energy Corporation        COM       25179M103       4748      75191  SH           Defined              73616           1575
Duke Energy                     COM       26441c105        567      18778  SH           Defined              17624           1154
Encore Acquisition Co           COM       29255w100       1342      55137  SH           Defined              55137
Energen Corp                    COM       29265n108        825      19695  SH           Defined              19695
Energy Partners Ltd             COM       29270u105       1187      48166  SH           Defined              48166
Eresearch Technology            COM       29481v108        877     108252  SH           Defined             108252
Exxon Mobil Corp.               COM       30231G102       2415      35997  SH           Defined              35197            800
FEI Company                     CONV      30241LAB5        129     130000  PRN          Defined              70000          60000
Firstservice Corp               COM       33761n109       2098      88084  SH           Defined              86584           1500
Headwaters Inc                  COM       42210p102       1250      53541  SH           Defined              53541
Hewitt Associates Inc Class A   COM       42822Q100       2762     113863  SH           Defined             111388           2475
IAC/InterActiveCorp             COM       44919p300        655      22764  SH           Defined              20214           2550
Innovative Solutions & Supply   COM       45769n105       1650     113530  SH           Defined             113530
J P Morgan Chase & Co           COM       46625h100        556      11849  SH           Defined              11189            660
Laboratory Corporation Of Amer  COM       50540r409       2974      45352  SH           Defined              42955           2397
Landauer Inc                    COM       51476k103        757      14914  SH           Defined              14914
Liberty Media Interactive - A   COM       53071m104       2103     103199  SH           Defined             100048           3151
Liberty Media Capital - A       COM       53071m302       2253      26956  SH           Defined              25806           1150
Moneygram Intl Inc              COM       60935y109       2544      87526  SH           Defined              83096           4430
NIC, Inc.                       COM       62914b100        167      32407  SH           Defined              22407          10000
Odyssey Healthcare Inc          COM       67611v101       2368     167025  SH           Defined             158115           8910
SLM Corp                        COM       78442p106       1136      21850  SH           Defined              19435           2415
Standard & Poor's 500 Deposito  COM       78462f103       2184      16349  SH           Defined              16349
Savient Pharmaceuticals Inc     COM       80517q100        237      36420  SH           Defined              36420
Sealed Air Corp                 COM       81211K100       1718      31750  SH           Defined              31050            700
Sitel Corp.                     COM       82980K107        464     154213  SH           Defined             154213
3M Company                      COM       88579y101       5203      69917  SH           Defined              65602           4315
Valeant Pharmaceutical Interna  COM       91911x104       4028     203630  SH           Defined             197115           6515
Viacom Inc B                    COM       92553p201       1331      35799  SH           Defined              35299            500
WCA Waste Corp.                 COM       92926k103       1895     336602  SH           Defined             336602
Waste Management                COM       94106l109       2054      56009  SH           Defined              49182           6827
Windstream Corp.                COM       97381w104        740      56126  SH           Defined              50931           5195
Wyndham Worldwide Corp.         COM       98310w108        292      10434  SH           Defined               9489            945
White Mountains Insurance       COM       G9618e107        204        410  SH           Defined                410
REPORT SUMMARY                       136  DATA RECORDS  295306               1  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED